Material accounting policies, new accounting standards and new and not yet effective accounting standards (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Disclosure of classes of share capital [line items]
Maximum maturity period of cash and cash equivalents	3 months
Period of lease term of short-term leases	12 months
Minimum Period of contract for sale of textbooks and learning systems (in years)	3 years
Maximum Period of contract for sale of textbooks and learning systems (in years)	5 years
Sales Return Term from Delivery Date	4 months
Tax effect of revenues exempt from taxation	R$ 0
Nominal statutory rate on service revenues (as a percent)	9.25%
Municipal service tax, statutory rate (as a percent)	5.00%